Income Taxes - Reconciliation of Tax Computed Applying Statutory Income Tax Rate (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Income before income taxes	$ 4,916	29,760	22,244	42,054
Income tax computed at applicable tax rates (25%)	1,229	7,440	5,561	10,513
Effect of different tax rates in different jurisdictions	1,344	8,134	755	168
Non-deductible expenses	2,612	15,810	8,603	15,164
Additional taxable expenses				(1,935)
Effect of tax holiday	(155)	(942)	(8,449)	(11,783)
Effect of tax rate changes	(2,574)	(15,581)	(3,076)	(4,110)
Change in valuation allowance	(314)	(1,900)	1,621	(79)
Changes in interest and penalties on unrecognized tax benefits	367	2,222	544	305
Effect of EIT reversal for previous years	(453)	(2,741)		(1,253)
Outside basis differences	(14,668)	(88,796)	11,919	21,482
Others	9	60	523	25
Income tax expense (benefit)	$ (12,603)	(76,294)	18,001	28,497